Supplement dated April 3, 2007
                                     to the
                        Prospectus dated October 2, 2006
                                     for the
                      WisdomTree International Sector Funds

The Prospectus dated October 2, 2006 for the WisdomTree International Sector Funds is hereby revised to reflect that the name of the WisdomTree Dividend Index of Europe, Far East Asia and Australasia, commonly known as the "DIEFA Index," has been changed to the WisdomTree DEFA Index.

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